Benefit Plans, Estimated Future Benefit Payments and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,600	$ 5,600
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2018	1,773
2019	1,802
2020	1,839
2021	1,894
2022	1,875
2023 - 2027	$ 9,327
Assumptions used to determine benefit obligation [Abstract]
Discount rate	3.93%	4.41%	4.55%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.41%	4.55%	4.03%
Expected long-term rate of return on assets	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 30,700
Service cost	42	$ 61	$ 60
Interest cost	1,303	1,371	$ 1,329
Net actuarial loss (gain)	1,194	191
Accumulated benefit obligation at end of year	31,200	$ 30,700
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2018	98
2019	112
2020	117
2021	146
2022	158
2023 - 2027	$ 1,040
Assumptions used to determine benefit obligation [Abstract]
Discount rate	3.93%	4.41%	4.55%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.41%	4.55%	4.03%
Expected long-term rate of return on assets	3.75%	3.75%	3.75%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 5,120	$ 5,434
Service cost	103	116	$ 165
Interest cost	218	221	268
Benefits paid	(93)	(70)
Net actuarial loss (gain)	265	(581)
Accumulated benefit obligation at end of year	5,613	5,120	5,434
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Plan expense	1,100	1,000	$ 1,000
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	5,600
Accumulated benefit obligation at end of year	$ 5,600	$ 5,600